Commitments and Contingencies (FY) (Details) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Aug. 31, 2017 USD ($) ft² extensionPeriod	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) ft²	Jan. 17, 2020 USD ($)
Lease Commitments [Abstract]
Lessee, term of contract		15 years 6 months
Lessee, operating lease, size | ft²							88,759
Property, plant and equipment, gross			$ 32,751		$ 32,218	$ 30,455
Incentive from lessor							$ 5,800
Lease incentive receivable							$ 5,800
Lease incentive amortization period							15 years
Lessee, operating lease, size of additional asset | ft²		61,000
Lessee, operating lease, additional lease asset term		6 years 6 months
Letters of credit outstanding, amount		$ 2,725						$ 2,854
Lessee, operating lease, termination term		6 years 6 months
Early termination payment, decrease per year		$ 650
Early termination payment, upon advance notice		$ 3,600
Lease termination, after lease commencement upon notice period		12 years 6 months
Lessee, operating lease, number of renewal options | extensionPeriod		2
Lessee renewal term		5 years
Operating lease, rent free period	6 months
Operating lease rent expense			1,284	$ 1,349	5,167	5,105	$ 4,226
Purchase obligation			374,000		215
Leasehold Improvements, Furniture and Fixtures, and Computer Equipment [Member]
Lease Commitments [Abstract]
Property, plant and equipment, gross							5,700
Improvements [Member]
Lease Commitments [Abstract]
Property, plant and equipment, gross			$ 12,133		$ 12,120	$ 12,071	5,700
Incentive from lessor							$ 5,800
Minimum [Member]
Lease Commitments [Abstract]
Lessee, operating lease, additional lease asset term	181 months
Lessee, operating lease, monthly rental	$ 226
Maximum [Member]
Lease Commitments [Abstract]
Lessee, operating lease, size of additional asset | ft²		61,000
Lessee, operating lease, additional lease asset term	186 months
Early termination payment		$ 7,500
Lessee, operating lease, monthly rental	$ 281
Capital Lease Obligations [Member] | Minimum [Member]
Lease Commitments [Abstract]
Debt stated interest rate		5.00%			5.00%
Capital Lease Obligations [Member] | Maximum [Member]
Lease Commitments [Abstract]
Debt stated interest rate		10.60%			10.60%